UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22147
Invesco India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco India ETF
PIN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco India ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco India ETF	$38	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$228,436,445
Total number of portfolio holdings	213
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	8.20%
Reliance Industries Ltd.	7.08%
ICICI Bank Ltd.	5.65%
Infosys Ltd.	3.98%
Bharti Airtel Ltd.	3.56%
Tata Consultancy Services Ltd.	2.71%
Axis Bank Ltd.	2.06%
Mahindra & Mahindra Ltd.	1.96%
Kotak Mahindra Bank Ltd.	1.83%
Bajaj Finance Ltd.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIN-SAR
Invesco India ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
PIN	Invesco India ETF

Invesco India ETF (PIN)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.35%(b)
Communication Services-4.49%
Bharti Airtel Ltd.	368,559	$8,129,767
Bharti Airtel Ltd.	24,687	412,856
Bharti Hexacom Ltd.	11,090	221,567
Info Edge India Ltd.	11,226	939,047
Sun TV Network Ltd.	12,558	92,163
Tata Communications Ltd.	16,873	317,655
Zee Entertainment Enterprises Ltd.	122,773	154,383
		10,267,438
Consumer Discretionary-11.41%
Bajaj Auto Ltd.	9,825	933,444
Balkrishna Industries Ltd.	11,920	376,903
Bata India Ltd.	9,547	136,462
Bharat Forge Ltd.	38,375	502,686
Bosch Ltd.	1,281	446,095
Dixon Technologies India Ltd.(c)	5,563	1,084,481
Eicher Motors Ltd.	20,390	1,342,711
Endurance Technologies Ltd.(c)	4,836	107,424
Exide Industries Ltd.	67,931	282,108
Hero MotoCorp Ltd.	19,164	868,279
Indian Hotels Co. Ltd. (The)	121,611	1,131,538
Jubilant Foodworks Ltd.	52,988	448,059
Kalyan Jewellers India Ltd.	58,309	356,129
Mahindra & Mahindra Ltd.	129,085	4,472,436
Maruti Suzuki India Ltd.	20,190	2,926,615
Metro Brands Ltd.	5,488	69,633
MRF Ltd.	377	599,959
Page Industries Ltd.	898	484,139
Relaxo Footwears Ltd.	10,719	51,908
Samvardhana Motherson International Ltd.	409,008	645,762
Sona Blw Precision Forgings Ltd.(c)	59,291	337,520
Tata Motors Ltd.	309,411	2,357,929
Titan Co. Ltd.	59,786	2,388,570
Trent Ltd.	26,585	1,624,987
Tube Investments of India Ltd.	15,250	522,923
TVS Motor Co. Ltd.	34,635	1,094,522
UNO Minda Ltd.	24,879	263,568
Vedant Fashions Ltd.	8,999	83,000
Whirlpool of India Ltd.	9,080	135,208
		26,074,998
Consumer Staples-6.57%
Britannia Industries Ltd.	17,437	1,122,577
Colgate-Palmolive (India) Ltd.	19,463	596,423
Dabur India Ltd.	84,764	489,507
Emami Ltd.	30,533	225,391
Godrej Consumer Products Ltd.	53,461	797,336
Hindustan Unilever Ltd.	129,987	3,608,822
ITC Ltd.	439,366	2,212,207
Marico Ltd.	76,805	645,728
Nestle India Ltd.	52,643	1,487,930
Patanjali Foods Ltd.	16,222	365,468
Tata Consumer Products Ltd.	94,562	1,304,808
United Breweries Ltd.	10,214	261,209
United Spirits Ltd.	42,310	782,393
Varun Beverages Ltd.	177,759	1,097,463
		14,997,262
	Shares	Value
Energy-9.99%
Bharat Petroleum Corp. Ltd.	293,680	$1,076,270
Coal India Ltd.	332,307	1,514,084
Hindustan Petroleum Corp. Ltd.	133,513	597,524
Indian Oil Corp. Ltd.	601,001	979,856
Mangalore Refinery & Petrochemicals Ltd.	29,692	47,145
Oil & Natural Gas Corp. Ltd.	568,372	1,644,631
Oil India Ltd.	80,603	391,708
Petronet LNG Ltd.	111,009	412,134
Reliance Industries Ltd.	973,720	16,167,962
		22,831,314
Financials-25.87%
360 One Wam Ltd.	33,902	394,893
AU Small Finance Bank Ltd.(c)	53,363	428,432
Axis Bank Ltd.	334,997	4,699,041
Bajaj Finance Ltd.	40,988	4,182,275
Bajaj Finserv Ltd.	56,046	1,294,539
Bajaj Holdings & Investment Ltd.	3,917	556,879
Bandhan Bank Ltd.(c)	116,863	228,968
Bank of Maharashtra	229,323	137,738
BSE Ltd.	9,727	735,640
Central Depository Services (India) Ltd.(c)	15,171	237,198
Cholamandalam Investment and Finance Co. Ltd.	60,236	1,065,416
CRISIL Ltd.	2,440	128,601
Federal Bank Ltd.	264,339	615,387
General Insurance Corp. of India(c)	45,650	225,458
HDFC Asset Management Co. Ltd.(c)	14,744	764,074
HDFC Bank Ltd.	824,846	18,735,515
Housing and Urban Development Corp. Ltd.	73,047	193,574
ICICI Bank Ltd.	767,208	12,896,217
ICICI Lombard General Insurance Co. Ltd.(c)	35,401	786,538
IDBI Bank Ltd.	84,322	79,779
Indian Railway Finance Corp. Ltd.(c)	263,797	388,347
Kotak Mahindra Bank Ltd.	160,324	4,190,201
L&T Finance Ltd.	124,601	242,383
LIC Housing Finance Ltd.	44,686	318,575
Mahindra & Mahindra Financial Services Ltd.	86,903	269,552
Motilal Oswal Financial Services Ltd.	20,741	160,684
Muthoot Finance Ltd.	15,828	407,472
Nippon Life India Asset Management Ltd.(c)	25,023	188,974
Poonawalla Fincorp Ltd.(d)	40,844	182,102
Power Finance Corp. Ltd.	212,948	1,030,108
REC Ltd.	182,887	912,902
SBI Cards & Payment Services Ltd.	42,689	441,627
Shriram Finance Ltd.	187,748	1,360,555
Sundaram Finance Ltd.	9,795	611,123
		59,090,767
Health Care-6.93%
Ajanta Pharma Ltd.	6,298	201,702
Alkem Laboratories Ltd.	7,646	463,207
Apollo Hospitals Enterprise Ltd.	14,541	1,201,871
Aurobindo Pharma Ltd.(d)	38,870	566,576
Biocon Ltd.	67,585	257,546
Cipla Ltd.	83,840	1,538,525
Divi’s Laboratories Ltd.	18,686	1,348,825
Dr Lal PathLabs Ltd.(c)	5,143	168,780
Dr. Reddy’s Laboratories Ltd.	88,854	1,247,258
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco India ETF (PIN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Fortis Healthcare Ltd.	71,532	$580,070
GlaxoSmithKline Pharmaceuticals Ltd.	6,275	220,268
Glenmark Pharmaceuticals Ltd.	22,285	364,432
Ipca Laboratories Ltd.	20,154	334,169
Laurus Labs Ltd.(c)	57,433	411,257
Lupin Ltd.	35,276	877,212
Max Healthcare Institute Ltd.	108,468	1,407,292
Sun Pharmaceutical Industries Ltd.	159,414	3,457,459
Syngene International Ltd.(c)	24,299	182,352
Torrent Pharmaceuticals Ltd.	15,728	618,538
Zydus Lifesciences Ltd.	37,295	392,651
		15,839,990
Industrials-8.42%
3M India Ltd.	415	148,295
ABB India Ltd.	7,768	507,483
Adani Ports & Special Economic Zone Ltd.	107,976	1,553,417
AIA Engineering Ltd.	5,717	216,305
Ashok Leyland Ltd.	206,687	551,791
Astral Ltd.	17,637	280,696
Bharat Dynamics Ltd.(c)	13,587	246,163
Bharat Electronics Ltd.	523,755	1,948,120
Bharat Heavy Electricals Ltd.	188,046	504,204
Blue Star Ltd.	18,438	372,641
CG Power and Industrial Solutions Ltd.	93,766	694,911
Cochin Shipyard Ltd.(c)	10,487	197,844
Container Corp. of India Ltd.	40,657	324,733
Cummins India Ltd.	19,807	680,069
Escorts Kubota Ltd.	5,039	194,379
GE Vernova T&D India Ltd.	18,579	343,930
Havells India Ltd.	35,259	667,659
Hindustan Aeronautics Ltd.(c)	27,802	1,474,299
Hitachi Energy India Ltd.	1,560	267,631
Indian Railway Catering & Tourism Corp. Ltd.	44,520	396,328
IRB Infrastructure Developers Ltd.	424,913	229,601
KEI Industries Ltd.	8,855	320,951
L&T Technology Services Ltd.(c)	3,898	195,849
Larsen & Toubro Ltd.	98,771	3,909,614
Mazagon Dock Shipbuilders Ltd.	11,172	406,318
Polycab India Ltd.	7,026	458,481
Rail Vikas Nigam Ltd.(c)	83,796	347,822
Schaeffler India Ltd.	5,977	245,604
Siemens Energy India Ltd.(d)(e)	13,076	383,557
Siemens Ltd.	13,053	447,660
Thermax Ltd.	5,721	222,847
Voltas Ltd.	33,620	492,762
		19,231,964
Information Technology-11.11%
Coforge Ltd.	9,313	809,663
HCL Technologies Ltd.	154,967	2,874,315
Honeywell Automation India Ltd.	326	133,266
Infosys Ltd.	514,122	9,088,615
KPIT Technologies Ltd.	24,489	364,734
LTIMindtree Ltd.(c)	13,464	730,685
Mphasis Ltd.	16,143	471,468
Oracle Financial Services Software Ltd.	3,398	351,128
Persistent Systems Ltd.	15,059	947,735
Premier Energies Ltd.(c)	9,721	112,874
Tata Consultancy Services Ltd.	151,390	6,179,726
Tata Elxsi Ltd.	5,067	346,173
	Shares	Value
Information Technology-(continued)
Tata Technologies Ltd.	24,884	$193,922
Tech Mahindra Ltd.	89,170	1,586,027
Wipro Ltd.	412,478	1,178,075
		25,368,406
Materials-10.09%
Aarti Industries Ltd.	29,596	147,659
ACC Ltd.	11,984	266,876
Ambuja Cements Ltd.	116,985	745,827
APL Apollo Tubes Ltd.	28,696	548,534
Asian Paints Ltd.	66,572	1,911,919
Bayer CropScience Ltd.	1,919	106,378
Berger Paints India Ltd.	43,173	277,568
Castrol India Ltd.	71,217	166,598
Coromandel International Ltd.	18,416	483,390
Dalmia Bharat Ltd.	12,227	280,650
Deepak Nitrite Ltd.	10,260	234,894
Grasim Industries Ltd.	54,636	1,772,973
Gujarat Fluorochemicals Ltd.	5,875	270,508
Hindalco Industries Ltd.	202,415	1,496,041
Hindustan Zinc Ltd.	54,782	285,428
Jindal Stainless Ltd.	47,281	326,904
Jindal Steel & Power Ltd.	56,988	605,464
JSW Steel Ltd.	147,886	1,806,753
Kansai Nerolac Paints Ltd.	29,990	91,285
Linde India Ltd.	3,141	235,306
Lloyds Metals and Energy Ltd.	17,251	246,519
National Aluminium Co. Ltd.	131,838	244,430
NMDC Ltd.	510,155	391,374
PI Industries Ltd.	11,849	510,410
Pidilite Industries Ltd.	22,306	801,902
Shree Cement Ltd.	1,981	696,444
Solar Industries India Ltd.	3,563	554,941
SRF Ltd.	20,723	738,521
Steel Authority of India Ltd.	214,029	288,969
Supreme Industries Ltd.	9,450	395,827
Tata Steel Ltd.	1,233,060	2,052,404
UltraTech Cement Ltd.	16,763	2,309,985
UPL Ltd.	77,266	612,774
Vedanta Ltd.	231,805	1,151,035
		23,056,490
Real Estate-1.39%
DLF Ltd.	90,926	725,261
Embassy Office Parks REIT	128,310	579,678
Macrotech Developers Ltd.(c)	38,113	599,671
Oberoi Realty Ltd.	17,376	337,315
Phoenix Mills Ltd. (The)	27,586	542,987
Prestige Estates Projects Ltd.	23,542	383,063
		3,167,975
Utilities-4.08%
Adani Total Gas Ltd.	41,018	290,762
GAIL (India) Ltd.	386,372	863,750
Gujarat Gas Ltd.	29,967	160,720
Indraprastha Gas Ltd.	103,629	235,612
JSW Energy Ltd.	78,054	442,915
NHPC Ltd.	436,630	442,538
NLC India Ltd.	51,250	137,976
NTPC Ltd.	693,747	2,906,449
Power Grid Corp. of India Ltd.	614,210	2,230,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco India ETF (PIN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
SJVN Ltd.	106,343	$118,115
Tata Power Co. Ltd. (The)	214,571	975,011
Torrent Power Ltd.	27,801	506,124
		9,310,746
Total Common Stocks & Other Equity Interests (Cost $197,626,898)		229,237,350

Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(f)(g) (Cost $1,710,243)	1,710,243	1,710,243
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $199,337,141)		230,947,593
OTHER ASSETS LESS LIABILITIES-(1.10)%		(2,511,148)
NET ASSETS-100.00%		$228,436,445

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $9,445,010, which represented 4.13% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,987,436	$35,407,665	$(39,684,858)	$-	$-	$1,710,243	$69,372

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Invesco India ETF (PIN)
Assets:
Unaffiliated investments in securities, at value	$229,237,350
Affiliated investments in securities, at value	1,710,243
Foreign currencies, at value	4,505,464
Receivable for:
Dividends	41,166
Total assets	235,494,223
Liabilities:
Accrued unitary management fees	141,088
Accrued tax expenses	6,916,690
Total liabilities	7,057,778
Net Assets	$228,436,445
Net assets consist of:
Shares of beneficial interest	$198,786,055
Distributable earnings	29,650,390
Net Assets	$228,436,445
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,760,000
Net asset value	$26.08
Market price	$25.92
Unaffiliated investments in securities, at cost	$197,626,898
Affiliated investments in securities, at cost	$1,710,243
Foreign currencies, at cost	$4,440,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)

Invesco India ETF (PIN)
Investment income:
Unaffiliated dividend income	$1,002,256
Affiliated dividend income	69,372
Non-cash dividend income	519,538
Foreign withholding tax	(240,570)
Total investment income	1,350,596
Expenses:
Unitary management fees	903,894
Less: Waivers	(1,429)
Net expenses	902,465
Net investment income	448,131
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,307,370)	7,243,930
Foreign currencies	(124,536)
Net realized gain	7,119,394
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of change of deferred foreign taxes of $2,529,336)	(11,975,775)
Foreign currencies	67,607
Change in net unrealized appreciation (depreciation)	(11,908,168)
Net realized and unrealized gain (loss)	(4,788,774)
Net increase (decrease) in net assets resulting from operations	$(4,340,643)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco India ETF (PIN)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$448,131	$985,381
Net realized gain	7,119,394	19,565,755
Change in net unrealized appreciation (depreciation)	(11,908,168)	30,323,902
Net increase (decrease) in net assets resulting from operations	(4,340,643)	50,875,038
Distributions to Shareholders from:
Distributable earnings	(19,759,994)	(3,289,979)
Shareholder Transactions:
Proceeds from shares sold	7,192,401	53,901,959
Value of shares repurchased	(9,571,045)	(18,853,474)
Transaction fees	76,323	161,409
Net increase (decrease) in net assets resulting from share transactions	(2,302,321)	35,209,894
Net increase (decrease) in net assets	(26,402,958)	82,794,953
Net assets:
Beginning of period	254,839,403	172,044,450
End of period	$228,436,445	$254,839,403
Changes in Shares Outstanding:
Shares sold	260,000	2,030,000
Shares repurchased	(380,000)	(690,000)
Shares outstanding, beginning of period	8,880,000	7,540,000
Shares outstanding, end of period	8,760,000	8,880,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights
Invesco India ETF (PIN)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$28.70	$22.82	$24.31	$28.00	$19.68	$25.25
Net investment income(a)	0.05	0.11	0.12	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments	(2.32)	6.18	1.43	(2.25)	8.45	(0.06)
Total from investment operations	(2.27)	6.29	1.55	(2.13)	8.56	0.05
Distributions to shareholders from:
Net investment income	(0.36)	-	(0.10)	(0.11)	(0.26)	(0.07)
Net realized gains	-	(0.43)	(2.99)	(1.49)	-	(5.48)
Return of capital	-	-	-	-	-	(0.10)
Total distributions	(0.36)	(0.43)	(3.09)	(1.60)	(0.26)	(5.65)
Transaction fees(a)	0.01	0.02	0.05	0.04	0.02	0.03
Net asset value at end of period	$26.08	$28.70	$22.82	$24.31	$28.00	$19.68
Market price at end of period(b)	$25.92	$28.77	$22.82	$24.42	$28.08	$19.46
Net Asset Value Total Return(c)	(1.48)%	27.90%	7.35%	(7.63)%	43.64%	0.75%
Market Price Total Return(c)	(2.35)%	28.20%	6.76%	(7.53)%	45.68%	0.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$228,436	$254,839	$172,044	$96,745	$120,670	$91,491
Ratio to average net assets of:
Expenses	0.78%(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	0.39%(d)	0.42%	0.53%	0.46%	0.45%	0.60%
Portfolio turnover rate(e)	10%	31%	35%	38%	36%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco India Exchange-Traded Fund Trust
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco India ETF (PIN) (the “Fund”).
The Fund represents a separate series of the Trust.  The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares."  The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be India, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund is subject to capital gains tax in India on the sale of certain shares of Indian resident companies and withholding tax on dividends and interest received from Indian resident companies. Changes in the Indian tax law could reduce the return to the Fund on its investments and the return received by Fund shareholders.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind. To the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease the Fund’s net asset value. These costs may also decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Currency Risk. Substantially all of the income that the Fund receives from investments in equity securities is in Indian rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rate in effect on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Fund may be required to liquidate securities to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and rupees. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee in which the Fund invests depreciates against the U.S. dollar, even if the value of its holdings, measured in rupees, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.
The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Underlying Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India and/or by the Securities and Exchange Board of India (“SEBI”).

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Regulatory Risk. The Fund is registered as a foreign portfolio investor (“FPI”) with SEBI in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as a FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such registrations, and the loss of such registrations could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits, disclosure requirements and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees of $1,429.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with FTSE International Ltd. (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$-	$228,853,793	$383,557	$229,237,350
Money Market Funds	1,710,243	-	-	1,710,243
Total Investments	$1,710,243	$228,853,793	$383,557	$230,947,593
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.

NOTE 6—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $23,946,970 and $43,135,614, respectively.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$37,199,585
Aggregate unrealized (depreciation) of investments	(8,242,169)
Net unrealized appreciation of investments	$28,957,416
Cost of investments for tax purposes is $201,990,177.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco India ETF (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund.
The Trustees reviewed information on the performance of the Fund and its underlying index for the one-year, three-year, five-year, ten-year and since-inception (March 5, 2008) periods ended December 31, 2024, including reports for each of those periods on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to the Fund’s general expected tracking error range.  The Trustees noted that, for each period, the correlation and tracking error for the Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that the Fund was correlated to its underlying index and that the Fund’s tracking error was within an acceptable range given the Fund’s circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
The Trustees compared the Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds.  The information compiled by the Adviser from Lipper databases indicated that the Fund did not have open-end (non-ETF) index peer funds.  The Trustees noted that the Fund’s net expense ratio was higher than the median net expense ratio of its ETF peer funds and lower than the median net expense ratio of its open-end actively-managed peer funds.  The Trustees also noted that a portion of the Fund’s operating expenses was attributable to a sub-licensing fee payable out of the unitary advisory fee charged to the Fund.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to that of the Fund.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Approval of Investment Advisory Contracts—(continued)
Based on all of the information provided, the Board concluded that the Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the complexity of investing directly in the Indian market, other distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed the Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the unitary advisory fee was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Fund.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees from affiliated money market cash management vehicles.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-INDIA-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 3, 2025